Long-Term Investments - Schedule of Long-Term Investments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Equity Investments [Line Items]
Total	$ 1,645,834	¥ 11,209,617	¥ 11,220,589
19.0% Investment [Member]
Schedule of Equity Investments [Line Items]
Total	143,963	980,518	991,490
10 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	23,263	158,452	158,452
9.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	1,275,760	8,689,076	8,689,076
5.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	79,130	538,947	538,947
4.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	39,406	268,387	268,387
3.5 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	49,351	336,123	336,123
3.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	6,385	43,487	43,487
2.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	2,440	16,616	16,616
One Percentage Investment [Member]
Schedule of Equity Investments [Line Items]
Total	$ 26,136	¥ 178,011	¥ 178,011